Acquisitions and disposals - Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Acquisitions
Net cash acquired	€ (2)	€ (126)
Total cash consideration paid and net cash acquired	136	10,295
European Liberty Global assets
Acquisitions
Total cash consideration paid and net cash acquired	0	10,313
Other acquisitions
Acquisitions
Total cash consideration paid and net cash acquired	€ 138	€ 108